CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 204,535	$ 140,275	$ 60,981
Accounts receivable, net	10,975	7,286	10,401
Inventories, net	23,463	16,937	15,008
Prepaid expenses and other current assets	2,688	3,421	2,566
Total current assets	241,661	167,919	88,956
Property, equipment and software, net of accumulated depreciation and amortization of $15,051 and $14,632, respectively	4,322	4,137	2,616
Right-of-use assets, net	1,682	638	928
Intangible assets, net of accumulated amortization of $12,090 and $10,752, respectively	11,465	11,593	11,729
Other assets	391	393	49
Total assets	259,521	184,680	104,278
Current liabilities:
Accounts payable	8,285	8,577	2,933
Accrued and other current liabilities	11,380	10,201	8,202
Short-term lease liabilities	982	400	633
Total current liabilities	20,647	19,178	11,768
Long-term lease liabilities	1,161	278	333
Warrant liabilities		0	112
Other long-term liabilities	2,554	2,765	6,317
Total liabilities	24,362	22,221	18,530
Commitments and contingencies (Note 6)
Redeemable convertible preferred stock, $0.000001 par value; 10,000,000 shares authorized; 0 and 341,496,158 shares issued and outstanding at December 31, 2025 and December 31, 2024.		0	378,150
Stockholders' equity (deficit):
Common stock, $0.000001 par value; 500,000,000 shares authorized; 21,359,204 shares and 18,316,928 shares issued and outstanding at March 31, 2026 and December 31, 2025, respectively	0	0	0
Additional paid-in-capital	602,416	519,610	28,368
Accumulated deficit	(366,882)	(356,711)	(320,250)
Accumulated other comprehensive loss	(375)	(440)	(520)
Total stockholders' equity	235,159	162,459	(292,402)
Total liabilities and stockholders' equity	$ 259,521	$ 184,680	$ 104,278